Cover	May 27, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 27, 2022
Entity File Number	000-25919
Entity Registrant Name	American Church Mortgage Company
Entity Central Index Key	0000934543
Entity Tax Identification Number	41-1793975
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	10400 Yellow Circle Drive
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Minnetonka
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55343
City Area Code	952
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	ACMC
Security Exchange Name	NONE
Entity Emerging Growth Company	false